                                                   Registration No. 33-67012
                                                                    811-7934
================================================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                   Pre-Effective Amendment No.  _______                  [ ]
                   Post-Effective Amendment No. ___15__                  [X]
                                   and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                            Amendment No. ___16__                        [X]

                          LB VARIABLE ANNUITY ACCOUNT I
                            (Exact Name of Registrant)

                               LUTHERAN BROTHERHOOD
                                (Name of Depositor)

     625 Fourth Avenue South, Minneapolis, Minnesota             55415
  (Address of Depositor's Principal Executive Offices)         (Zip Code)

      Depositor's Telephone Number, including Area Code:  (612) 340-7005
                       Name and Address of Agent for Service:
                                   John C. Bjork
                               Lutheran Brotherhood
                             625 Fourth Avenue South
                           Minneapolis, Minnesota  55415
                      (Name and Address of Agent for Service)

Approximate Date of the Proposed Public Offering:  November 30, 2001, or as soon as practicable after the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

  [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [X]  on November 30, 2001 pursuant to paragraph (b) of Rule 485
  [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
  [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

  [ ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Interest in a separate account under individual flexible premium deferred variable annuity contracts.

================================================================================================================

                                       EXPLANATORY NOTE

Registrant is filing this Post-Effective Amendment No. 15 for the purpose of adding seven new variable subaccounts that will be available under the individual flexible premium variable annuity contract described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 15, by reference to
Post-Effective Amendment No. 14 to the registration statement of LB Variable Annuity Account I, file no.
33-67012, filed on April 24, 2001.

The supplement dated November 30, 2001 to the Prospectus dated May 1, 2001 is included in Part A of this
Post-Effective Amendment.

The supplement dated November 30, 2001 to the Statement of Additional Information dated May 1, 2001 is included in Part B of this Post-Effective Amendment.

                          Individual Flexible Premium Variable Annuity Contract
                                                 Issued by
                                           Lutheran Brotherhood

                                    Supplement Dated November 30, 2001
                                      to Prospectus Dated May 1, 2001

Effective November 30, 2001, seven new Subaccounts are available under LB Variable Annuity Account I (the
"Variable Account").  Accordingly, the following information should be read in conjunction with your Prospectus dated May 1, 2001, for an individual flexible premium variable annuity contract issued by Lutheran
Brotherhood.  Please keep this supplement with your Prospectus for future reference.

1.  All current references to the various Subaccounts of the Variable Account and Portfolios of LB Series Fund,
Inc. (the "Fund") are changed to include the following new Subaccounts and their corresponding Portfolios:

Subaccount                                Corresponding Portfolio
FTI Small Cap Growth Subaccount      FTI Small Cap Growth Portfolio
                                     (subadvised by Franklin Advisers, Inc.)

MFS Mid Cap Growth Subaccount        MFS Mid Cap Growth Portfolio
                                     (subadvised by Massachusetts Financial
                                     Services Company)

FI All Cap Subaccount                FI All Cap Portfolio
                                     (subadvised by Fidelity Management &
                                     Research Company)

MFS Investors Growth Subaccount      MFS Investors Growth Portfolio
                                     (subadvised by Massachusetts Financial
                                     Services Company)

TRP Growth Stock Subaccount          TRP Growth Stock Portfolio
                                     (subadvised by T. Rowe Price
                                     Associates, Inc.)

Value Subaccount                     Value Portfolio

Limited Maturity Bond Subaccount     Limited Maturity Bond Portfolio

2.  The investment objectives of the seven new Portfolios are:

FTI Small Cap Growth Portfolio.  To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

MFS Mid Cap Growth Portfolio.  To achieve long-term growth of capital by investing primarily in a non-diversified portfolio of common stocks of companies with medium market capitalizations.*

FI All Cap Portfolio.  To achieve long-term growth of capital.

MFS Investors Growth Portfolio.  To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

TRP Growth Stock Portfolio.  To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Value Portfolio.  To achieve long-term growth of capital.

Limited Maturity Bond Portfolio.  To seek a high level of current income consistent with stability of principal.

We cannot assure that the Portfolios of the Fund will achieve their respective investment objectives.  You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the Fund's various Portfolios.  A full description of the
Fund, its investment objectives, policies and restrictions, expenses, the risks associated with investing in the Fund's seven new Portfolios (along with the seven other Portfolios) and other aspects of the Fund's operation is contained in the Fund's prospectuses.

*The MFS Mid Cap Growth Portfolio is a non-diversified mutual fund.  This means that the Portfolio may invest a relatively high percentage of its assets in a small number of issuers and is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified Portfolio.

3.  The current references to the Fund and Lutheran Brotherhood are amended by adding the following:

The Fund receives investment advice with respect to each of its Portfolios from Lutheran Brotherhood, which also acts as investment adviser to the Fund.  Lutheran Brotherhood is a registered investment adviser under the
Investment Advisers Act of 1940.  The Fund and Lutheran Brotherhood have engaged the following investment subadvisers:

Franklin Advisers, Inc. serves as subadviser for the FTI Small Cap Growth Portfolio.

Massachusetts Financial Services Company serves as subadviser for the MFS Mid Cap Growth Portfolio and the MFS
Investors Growth Portfolio.

Fidelity Management & Research Company serves as subadviser for the FI All Cap Portfolio.  FMR Co., Inc. serves as the Portfolio's sub-subadviser.

T. Rowe Price Associates, Inc. serves as subadviser for the TRP Growth Stock Portfolio.

The Fund and Lutheran Brotherhood pay each subadviser an annual fee for its subadvisory services.  The formula for determining the subadvisory fee is described fully in the prospectus for the Fund.

Lutheran Brotherhood has entered into an agreement with Aid Association for Lutherans ("AAL") under which
Lutheran Brotherhood will merge with and into AAL.  Like Lutheran Brotherhood, AAL is a fraternal benefit society.  The merger is subject to approval from government agencies and is expected to close on approximately
January 1, 2002.

It is anticipated that, after the merger, the Variable Account will continue as a separate account of the merged organization; the contracts offered by your Prospectus dated May 1, 2001, and this Supplement will continue as contracts of the merged organization; and the merged organization will serve as the investment adviser to each of the Portfolios, subject to approval of a new investment advisory contract with the merged organization by the Fund's Board of Directors and by shareholders.  It is anticipated that the scope of services and fees payable under the new investment advisory contract will be equivalent to the services and fees under the current investment advisory contract.

4.  The Summary Fee Tables on pages 4-5 are replaced with the following:

The purpose of this table is to help you understand the various costs and expenses associated with your
Contract. You may allocate premiums and transfer Accumulated Value to any one of the Subaccounts - Opportunity
Growth, FTI Small Cap Growth, Mid Cap Growth, MFS Mid Cap Growth, World Growth, FI All Cap, Growth, MFS
Investors Growth, TRP Growth Stock, Value, High Yield, Income, Limited Maturity Bond, and Money Market - or to
the Fixed Account or to any combination of the Subaccounts and the Fixed Account. You pay no initial sales charge when you purchase the Contract. All costs that you bear directly or indirectly for the Subaccounts and
Portfolios are shown below.

Contract Owner Expenses

  Sales Load Imposed on Purchase
   (as a percentage of purchase payments)   . . . . . . . . . . . .  0%
  Maximum Deferred Sales Load (as a
    percentage of Excess Amount surrendered)  . . . . . . . . . . .  6%(1)
  Exchange Fee  . . . . . . . . . . . . . . . . . . . . . . . . . .  0%

Annual Contract Fee  . . . . . . . . . . . . . . . . . . . . . . . $30.00(2)

Annual Subaccount Expenses (as a percentage of average
  daily Accumulated Value or Annuity Unit Value)       Current(3)   Maximum
  Mortality and Expense Risk Charge  . . . . . . . . .   1.10%       1.25%
  Total Subaccount Annual Expenses   . . . . . . . . .   1.10%       1.25%

LB Series Fund, Inc. Annual Expenses (as a percentage of average net assets of each portfolio)

                                                Other              Total
                                               Expenses           Portfolio
                                  Advisory       After             Annual
Portfolio                           Fees     Reimbursement(4)     Expenses
---------                         --------   -------------        --------
Opportunity Growth Portfolio         .40%          0%               .40%

FTI Small Cap Growth Portfolio
  $0-$500 million                   1.00%          0%              1.00%
  More than $500 million             .90%          0%               .90%

Mid Cap Growth Portfolio             .40%          0%               .40%

MFS Mid Cap Growth Portfolio
  $0-$500 million                    .90%          0%               .90%
  More than $500 million             .80%          0%               .80%

World Growth Portfolio               .85%          0%               .85%

FI All Cap Growth Portfolio
  $0-$500 million                    .95%          0%               .95%
  More than $500 million             .90%          0%               .90%

Growth Portfolio                     .40%          0%               .40%

MFS Investors Growth Portfolio
  $0-$500 million                    .80%          0%               .80%
  More than $500 million             .70%          0%               .70%

TRP Growth Stock Portfolio
  $0-$500 million                    .80%          0%               .80%
  More than $500 million             .70%          0%               .70%

Value Portfolio                      .60%          0%               .60%

High Yield Portfolio                 .40%          0%               .40%

Income Portfolio                     .40%          0%               .40%

Limited Maturity Bond Portfolio      .40%          0%               .40%

Money Market Portfolio               .40%          0%               .40%

Examples

The following examples illustrate the expenses that you would incur on a $1,000 investment and a 5% return on assets.  In these examples, the $30 annual administrative charge is approximated as a 0.01% charge based on
Lutheran Brotherhood's average contract size.  The examples reflect any current reimbursements of Fund expenses.  These reimbursements are anticipated to continue through 2002, but may be terminated at any time.

The examples should not be considered as representative of past or future expenses, and actual expenses may be greater or less than those shown.

Based on the current mortality and expense risk charge, if you surrender or annuitize your Contract at the end of the applicable time period, you would pay the following expenses:

                                        1           3          5        10
Subaccount                             year       years      years     years
----------                             ----       -----      -----     -----
Opportunity Growth                     $71        $ 88       $104      $180
FTI Small Cap Growth(5)                $77        $105         --        --
Mid Cap Growth                         $71        $ 88       $104      $180
MFS Mid Cap Growth(5)                  $76        $102         --        --
World Growth                           $76        $101       $127      $229
FI All Cap Growth(5)                   $76        $104         --        --
Growth                                 $71        $ 88       $104      $180
MFS Investors Growth(5)                $75        $ 99         --        --
TRP Growth Stock(5)                    $75        $ 99         --        --
Value(5)                               $73        $ 94         --        --
High Yield                             $71        $ 88       $104      $180
Income                                 $71        $ 88       $104      $180
Limited Maturity Bond(5)               $71        $ 88         --        --
Money Market                           $71        $ 88       $104      $180

Based on the current mortality and expense risk charge, if you do not surrender or annuitize your Contract, you would pay the following expenses:

                                        1           3          5        10
Subaccount                             year       years      years     years
----------                             ----       -----      -----     -----
Opportunity Growth                     $15        $ 48       $ 82      $180
FTI Small Cap Growth(5)                $21        $ 66         --        --
Mid Cap Growth                         $15        $ 48       $ 82      $180
MFS Mid Cap Growth(5)                  $20        $ 63         --        --
World Growth                           $20        $ 62       $106      $229
FI All Cap Growth(5)                   $21        $ 65         --        --
Growth                                 $15        $ 48       $ 82      $180
MFS Investors Growth(5)                $19        $ 60         --        --
TRP Growth Stock(5)                    $19        $ 60         --        --
Value(5)                               $17        $ 54         --        --
High Yield                             $15        $ 48       $ 82      $180
Income                                 $15        $ 48       $ 82      $180
Limited Maturity Bond(5)               $15        $ 48         --        --
Money Market                           $15        $ 48       $ 82      $180

Based on the maximum mortality and expense risk charge, if you surrender or annuitize your Contract at the end of the applicable time period, you would pay the following expenses:

                                        1           3          5        10
Subaccount                             year       years      years     years
----------                             ----       -----      -----     -----
Opportunity Growth                     $73        $ 92       $111      $197
FTI Small Cap Growth(5)                $78        $110         --        --
Mid Cap Growth                         $73        $ 92       $111      $197
MFS Mid Cap Growth(5)                  $77        $107         --        --
World Growth                           $77        $105       $134      $244
FI All Cap Growth(5)                   $78        $108         --        --
Growth                                 $73        $ 92       $111      $197
MFS Investors Growth(5)                $76        $104         --        --
TRP Growth Stock(5)                    $76        $104         --        --
Value(5)                               $75        $ 98         --        --
High Yield                             $73        $ 92        $111     $197
Income                                 $73        $ 92        $111     $197
Limited Maturity Bond(5)               $73        $ 92          --       --
Money Market                           $73        $ 92        $111     $197

Based on the maximum mortality and expense risk charge, if you do not surrender or annuitize your Contract, you would pay the following expenses:

                                        1           3          5        10
Subaccount                             year       years      years     years
----------                             ----       -----      -----     -----
Opportunity Growth                     $15        $ 48       $ 82      $180
Opportunity Growth                     $17        $ 52       $ 90      $197
FTI Small Cap Growth(5)                $23        $ 71         --        --
Mid Cap Growth                         $17        $ 52       $ 90      $197
MFS Mid Cap Growth(5)                  $22        $ 68         --        --
World Growth                           $21        $ 66       $113      $244
FI All Cap Growth(5)                   $22        $ 69         --        --
Growth                                 $17        $ 52       $ 90      $197
MFS Investors Growth(5)                $21        $ 65         --        --
TRP Growth Stock(5)                    $21        $ 65         --        --
Value(5)                               $19        $ 58         --        --
High Yield                             $17        $ 52       $ 90      $197
Income                                 $17        $ 52       $ 90      $197
Limited Maturity Bond (5)              $17        $ 52         --        --
Money Market                           $17        $ 52       $ 90      $197

-----------------------

(1)  A surrender charge is deducted only if a full or partial surrender occurs during the first six Contract
Years; no surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge will also be deducted at the time annuity payments begin, except under certain circumstances.
Up to 10% of the Accumulated Value existing at the time the first surrender in a Contract Year is made may be surrendered without charge; only the Excess Amount will be subject to a surrender charge. The maximum charge is
6% of the Excess Amount and is in effect for the first Contract Year. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year.

(2)  A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract
Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000 and the Accumulated Value is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract's Accumulated Value.

(3)  The current charge for mortality and expense risk fees is equal to an annual rate of 1.10%, and we guarantee that this charge will never exceed an annual rate of 1.25%.  See Page 19 of your Prospectus.

(4)  The amount shown for Fund Annual Expenses does not reflect a deduction for operating expenses of the Fund, other than the investment advisory fee, because Lutheran Brotherhood and its affiliate, Lutheran Brotherhood
Variable Insurance Products Company ("LBVIP"), have agreed to reimburse the Fund for these operating expenses.
For the fiscal year of the Fund ending December 31, 2000, the Fund was reimbursed approximately $3,897,115 for such operating expenses which would have represented approximately 0.04% of the average daily net assets of each of the Portfolios in the Fund without the reimbursement.  See Pages 9-11 of your Prospectus.  The Expense
Reimbursement Agreement could be terminated at any time by the mutual agreement of the Fund, Lutheran
Brotherhood and LBVIP, but the Fund, Lutheran Brotherhood and LBVIP currently contemplate that the Expense
Reimbursement Agreement will continue so long as the Fund remains in existence.  If the Expense Reimbursement
Agreement were terminated, the Fund would be required to pay these operating expenses, which would reduce the net investment return on the shares of the Fund held by the Subaccounts of the Variable Account.

(5)  The expenses are estimated and are provided for only the one and three-year periods.  The Subaccount first became available on November 30, 2001.

                             Individual Flexible Premium Variable Annuity Contract
                                                    Issued by
                                              Lutheran Brotherhood

                                       Supplement Dated November 30, 2001
                              to Statement of Additional Information Dated May 1, 2001

Effective November 30, 2001, seven new Subaccounts are available under LB Variable Annuity Account I (the
"Variable Account").  Accordingly, the following information should be read in conjunction with your Statement of Additional Information dated May 1, 2001 for an individual flexible premium variable annuity contract issued by Lutheran Brotherhood.

The second paragraph under the heading "Introduction" on page 2 should be replaced with the following:

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable
Account, a separate account of LB and/or to the Fixed Account (which is the general account of LB, and which pays interest at a guaranteed fixed rate).  The assets of each Subaccount will be invested solely in a corresponding Portfolio of LB Series Fund, Inc. (the "Fund"), which is a diversified, open-end management investment company (commonly known as a "mutual fund").  The Prospectuses for the Fund that accompany the
Prospectus for your Contract describe the investment objectives and attendant risks of the 14 Portfolios of the
Fund - Opportunity Growth Portfolio, FTI Small Cap Growth Portfolio, Mid Cap Growth Portfolio, MFS Mid Cap
Growth Portfolio, World Growth Portfolio, FI All Cap Growth Portfolio, Growth Portfolio, MFS Investors Growth
Portfolio, TRP Growth Stock Portfolio, Value Portfolio, High Yield Portfolio, Income Portfolio, Limited
Maturity Bond Portfolio, and Money Market Portfolio. Additional Subaccounts (together with the related additional Portfolios of the Fund) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the
Subaccounts designated.  Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by LB.

                                   PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

    (a)   Financial Statements:

          Part A: None.

          Part B: Financial Statements of Lutheran Brotherhood.  (2)
                  Financial Statements of LB Variable Annuity Account I. (2)

    (b)   Exhibits:

          1.  Resolution of the Board of Directors of Lutheran Brotherhood
              ("Depositor") authorizing the establishment of LB Variable
              Annuity Account I ("Registrant").  (1)

          2.  Not Applicable.

          3.  (a)  Form of Distribution Agreement between Depositor and
                   Lutheran Brotherhood Securities Corp ("LBSC").  (1)

              (b)  Forms of General Agent's Agreement and Selected
                   Registered Representative Agreement between LBSC and
                   agents with respect to the sale of Contracts.  (1)

          4.  Form of Contract.  (1)

          5.  Contract Application Form.  (1)

          6.  Articles of Incorporation and Bylaws of Depositor.  (1)

          7.  Not Applicable.

          8.  Not Applicable.

          9.  Opinion of counsel as to the legality of the securities being registered (including written consent).  (1)

          10. Not Applicable.

          11. Not Applicable.

          12. Not Applicable.

          13. Computations of Performance Data.  (1)

          14. Consent of Independent Accountant.  (3)

          15. Power of Attorney for Bruce J. Nicholson, Richard C. Kessler,
              Addie J. Butler, Bobby I. Griffin, James M. Hushagen, Luther
              S. Luedtke, Richard C. Lundell, John P. McDaniel, Paul W.
              Middeke, Mary Ellen H. Schmider, Kurt M. Senske, Albert Siu,
              David K. Stewart, and Lawrence W. Stranghoener.  (2)

          16. Consent of Counsel.  (3)

--------------------------------

(1)  Incorporated by reference from Post-Effective Amendment No. 8 to the registration statement of LB Variable Annuity Account I, file no. 33-
     67012, filed April 30, 1998.
(2)  Incorporated by reference from Post-Effective Amendment No. 14 to the registration statement of LB Variable Annuity Account I, file no. 33-
     67012, filed April 24, 2001.
(3)  Filed herewith.

Item 25.  Directors and Officers of the Depositor

     DIRECTORS                         POSITIONS AND OFFICES WITH DEPOSITOR

     Dr. Addie J. Butler                    Director
     Assistant Dean
     Community College of Philadelphia
     1700 Spring Garden Street
     Philadelphia, Pennsylvania

     Bobby I. Griffin                       Director
     Retired Executive Vice President--
       Medtronic, Inc.
     1700 Spring Garden Street
     Golden Valley, Minnesota

     James M. Hushagen                      Director
     Partner
     Eisenhower & Carlson
     1201 Pacific Avenue, Suite 1200
     Tacoma, Washington

     Richard C. Kessler                     Director
     President and Chief Executive Officer
     The Kessler Enterprise, Inc.
     7380 Sand Lake Road, Suite 120
     Orlando, Florida

     Dr. Luther S. Luedtke                  Director
     President and Chief Executive Officer
     California Lutheran University
     60 West Olsen Road
     Thousand Oaks, California

     Richard C. Lundell                     Director
     Retired General Agent
     Lutheran Brotherhood
     7341 Dogwood Lane
     Excelsior, Minnesota

     John P. McDaniel                       Director
     Chief Executive Officer
     MedStar Health
     5565 Sterett Place
     Columbia, Maryland

     Paul W. Middeke
     Chief Financial Officer and            Director
       Vice President-Finance/Treasurer
     The Lutheran Church--Missouri Synod
     International Center
     1333 Kirkwood Road
     St. Louis, Missouri

     Bruce J. Nicholson                     Director, President and Chief
     Lutheran Brotherhood                   Executive Officer
     625 Fourth Avenue South
     Minneapolis, Minnesota

     Dr. Mary Ellen H. Schmider             Director
     Faculty in History and English
     University of Maryland
     University College - European Division,
       Heidelberg, Germany
     7701 180th Street
     Chippewa Falls, Wisconsin

     Dr. Kurt M. Senske                     Director
     President and Chief Executive Officer
     Lutheran Social Services
     408 West 45th Street
     Austin, Texas

     Dr. Albert K. Siu                      Director
     Vice President
     AT&T
     17 SchoolHouse Road, Room 300
     Somerset, New Jersey

     OFFICERS                         POSITIONS AND OFFICES WITH DEPOSITOR

     Bruce J. Nicholson                 President and Chief Executive
                                           Officer
     Lawrence W. Stranghoener           Executive Vice President and Chief
                                          Financial Officer
     J. Keith Both                      Senior Vice President - Agency
                                           Consulting Services
     Randall L. Boushek                 Senior Vice President and Chief
                                           Investment Officer
     Michael E. Loken                   Senior Vice President - Information
                                           Technology Resources
     Jennifer H. Martin                 Senior Vice President - Corporate
                                           Human Resources
     James R. Olson                     Senior Vice President - Member
                                           Services
     James A. Thomsen                   Senior Vice President - Agencies
     Daniel G. Walseth                  Senior Vice President, General
                                           Counsel and Secretary
     Mary M. Abbey                      Vice President - Client Systems
     Galen R. Becklin                   Vice President - Information
                                           Technology Data Center
     Colleen Both                       Vice President - Chief Compliance
                                           Officer
     Michael R. Braun                   Vice President - Applications
     David J. Christianson              Vice President - Member Operations
     Nathan A. Dungan                   Vice President - Brand/Stewardship
                                           Development
     Mitchell F. Felchle                Vice President - Institutional
                                           Relations Group
     Charles E. Heeren                  Vice President - Mutual Fund
                                           Equities
     Roger W. Howe                      Vice President - Tech Competencies
     Frederick P. Johnson               Vice President - Investment
                                           Operations
     Gary J. Kallsen                    Vice President - Mortgages and Real
                                           Estate
     Richard J. Kleven                  Vice President - Law
     Katie S. Kloster                   Vice President - Member Services
     Fred O. Konrath                    Vice President - Field Leadership
                                           Development
     Douglas B. Miller                  Vice President - Agency Consulting
                                           Services
     C. Theodore Molen                  Vice President - Leadership
                                           Development
     Susan Oberman Smith                Vice President - Product Development
     Kay J. Owen                        Vice President - Corporate Planning
     Brenda J. Pederson                 Vice President - Member Services
     Dennis K. Peterson                 Vice President - Corporate Scorecard
     Bruce M. Piltingsrud               Vice President - Agency Consulting
                                           Services
     Richard B. Ruckdashel              Vice President - Product Marketing
     Rolf H. Running                    Vice President - Financial
                                           Management
     Thomas C. Schinke                  Vice President - Agency Consulting
                                           Services
     Mark L. Simenstad                  Vice President - Mutual Fund Bond
                                           Investments
     Lynette J.C. Stertz                Vice President and Managing
                                           Accountant - Controller
     David K. Stewart                   Vice President and Treasurer
     John O. Swanson, M.D.              Vice President and Medical Director
     Mark O. Swenson                    Vice President - General Accounting
                                           Bond Investments
     Sandra Ulsaker Wiese               Vice President - Government Affairs
     James M. Walline                   Vice President - Portfolio Manager
                                           LB Fund
     Anita J.T. Young                   Vice President - Assistant to
                                           President

The principal business address of each of the foregoing officers is 625
Fourth Avenue South, Minneapolis, Minnesota  55415.

Item 26.  Persons Controlled by or Under Common Control with Depositor or
          Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of Depositor in 1993 pursuant to the laws of the State of Minnesota.  Depositor is a fraternal insurance society organized under the laws of the state of Minnesota and is owned by and operated for its members.  It has no stockholders nor is it subject to the control of any affiliated persons.  Depositor controls the following wholly owned direct and indirect subsidiaries: (a) Lutheran Brotherhood Financial Corporation ("LBFC"), a Minnesota corporation which is a holding company that has no independent operations; (b) Lutheran Brotherhood Variable Insurance Products
Company ("LBVIP"), a Minnesota corporation organized as a stock life insurance company; (c) LBSC, a
Pennsylvania corporation which is a registered broker-dealer; (d) Lutheran Brotherhood Research Corp., a
Minnesota corporation which is a licensed investment adviser; (e) Lutheran Brotherhood Property & Casualty
Insurance Agency, Inc., a Minnesota corporation, which is a property and casualty insurance agency; (f) LB
Bancorp, Inc., a federal corporation, which is a bank holding company; (g) MCB Financial Services, Inc., a
Minnesota corporation, which is an insurance company; and (h) LB Community Bank & Trust, fsb, which is a federal savings bank.

Item 27.  Number of Contract Owners

There were 120,360 Contract Owners as of September 30, 2001.

Item 28.  Indemnification

Reference is hereby made to Section 5 of Depositor's Bylaws, filed as an Exhibit to this Registration
Statement, and to Section 5 of LBSC's By-Laws, which mandate indemnification by Depositor and LBSC of directors, officers and certain others under certain conditions.  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of
Depositor or LBSC, pursuant to the foregoing provisions or otherwise, Depositor and LBSC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Depositor or LBSC of expenses incurred or paid by a director or officer or controlling person of Depositor or LBSC in the successful defense of any action, suit or proceeding)
is asserted by such director, officer or controlling person of Depositor or LBSC in connection with the securities being registered, Depositor or LBSC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

An insurance company blanket bond is maintained providing $15,000,000 coverage for officers, employees, and agents of Lutheran Brotherhood, LBVIP and LBSC.

Item 29.  Principal Underwriter

(a)  LBSC, the principal underwriter of the Contracts, is also named as distributor of the stock of The
Lutheran Brotherhood Family of Funds, a diversified open-end investment company organized as a Delaware business trust, consisting of the following series:  Lutheran Brotherhood Opportunity Growth Fund, Lutheran
Brotherhood Mid Cap Growth Fund, Lutheran Brotherhood World Growth Fund, Lutheran Brotherhood Growth Fund,
Lutheran Brotherhood Fund, Lutheran Brotherhood Value Fund, Lutheran Brotherhood High Yield Fund, Lutheran
Brotherhood Income Fund, Lutheran Brotherhood Municipal Bond Fund, Lutheran Brotherhood Limited Maturity Bond
Fund and Lutheran Brotherhood Money Market Fund.  LBSC also acts or will act as the principal underwriter of the following variable contracts:  flexible premium variable life insurance contracts issued by Depositor through LB Variable Insurance Account I, a separate account of Depositor to be registered as a unit investment trust under the Investment Company Act of 1940;  flexible premium deferred variable annuity contracts issued by
LBVIP through LBVIP Variable Annuity Account I, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940;  flexible premium variable life insurance contracts issued by
LBVIP through LBVIP Variable Insurance Account, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940;  and of single premium variable life insurance contracts issued by LBVIP through LBVIP Variable Insurance Account II, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940.

(b)  The directors and officers of LBSC are as follows:

     Bruce J. Nicholson             Director and Chairman

     James A. Thomsen               Director and President
     Randall L. Boushek             Director
     Jennifer H. Martin             Director
     Lawrence W. Stranghoener       Director
     Daniel G. Walseth              Director
     David K. Stewart               Treasurer
     John C. Bjork                  Secretary
     Colleen Both                   Vice President and Chief Compliance
                                      Officer
     J. Keith Both                  Vice President
     David J. Christianson          Vice President
     Mitchell F. Felchle            Vice President
     Douglas B. Miller              Vice President
     James R. Olson                 Vice President
     Bruce M. Piltingsrud           Vice President
     Richard B. Ruckdashel          Vice President
     Thomas C. Schinke              Vice President

The principal business address of each of the foregoing officers is 625 Fourth Avenue South, Minneapolis,
Minnesota  55415.

(c)  Not Applicable.

Item 30.  Location of Accounts and Records

The accounts and records of Registrant are located at the office of Depositor at 625 Fourth Avenue South,
Minneapolis, Minnesota 55415.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the Contracts.  In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance
Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by
Registrant.

Lutheran Brotherhood hereby represents that, as to the individual flexible premium variable annuity contracts that are the subject of this registration statement, File Number 33-67012, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Lutheran Brotherhood.

                                           SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of November, 2001.

                                          LB VARIABLE ANNUITY ACCOUNT I
                                                  (Registrant)

                                          By  LUTHERAN BROTHERHOOD
                                                  (Depositor)

                                          By              *
                                              ----------------------------
                                              Bruce J. Nicholson, President
                                              and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the
Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 30th day of
November, 2001.

                                          LUTHERAN BROTHERHOOD
                                             (Depositor)

                                          By               *
                                              ----------------------------
                                              Bruce J. Nicholson, President
                                              and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this
Amendment to the Registration Statement has been signed on the 30th day of November, 2001 by the following directors and officers of Depositor in the capacities indicated:

                  *                 President and Chief Executive Officer
     ---------------------------
     Bruce J. Nicholson

                  *                 Executive Vice President and Chief
     ----------------------------     Financial Officer (Principal
     Lawrence W. Stranghoener         Financial Officer)

                  *                 Vice President and Treasurer (Principal
     ----------------------------     Accounting Officer)
     David K. Stewart

A Majority of the Board of Directors:*

     Addie J. Butler              John P. McDaniel
     Bobby I Griffin              Paul W. Middeke
     James M. Hushagen            Bruce J. Nicholson
     Richard Kessler              Mary Ellen H. Schmider
     Luther S. Luedtke            Kurt M. Senske
     Richard C. Lundell           Albert K. Siu

* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Lutheran Brotherhood pursuant to a power of attorney duly executed by such persons and previously filed in Post-Effective Amendment No. 14.

                                           By:  /s/ John C. Bjork
                                           --------------------------------
                                           John C. Bjork, Attorney-in-Fact

                                 INDEX TO EXHIBITS
                             LB VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.
-----------

    14         Consent of Independent Accountant.

    16         Consent of Counsel.